Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Financial Statements

31. ADDITIONAL INFORMATION — CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of Changyou.com Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and long-term loans to subsidiaries are presented on the balance sheet as “Interests in subsidiaries and variable interest entities” and the profit of the subsidiaries is presented as “Share of profit of subsidiaries and variable interest entities” in the statement of comprehensive income.

For the Company’s VIEs, where the Company is the primary beneficiary, the amount of the Company’s investment is included in the balance sheet as “Interests in subsidiaries and variable interest entities” and the profit or loss of the VIEs is included in “Share of profit of subsidiaries and variable interest entities” in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Financial information of Changyou.com Limited

Condensed Balance Sheets

(In thousands, except par value)

	As of December 31,
	2016	2017
	US$	US$
Assets
Cash and cash equivalents	8,771	7,349

Total current assets	8,771	7,349
Interests in subsidiaries and variable interest entities	1,109,496	1,305,224

Total assets	1,118,267	1,312,573

Liabilities and shareholders’ equity
Accrued liabilities	500	568

Total current liabilities	500	568

Total liabilities	500	568

Shareholders’ equity
Class A ordinary shares (par value $0.01; 200,000 authorized; 34,501 and 35,186 issued and outstanding as of December 31, 2016 and 2017, respectively)	372	379
Class B ordinary shares (par value $0.01; 97,740 authorized; 70,250 and 70,250 issued and outstanding as of December 31, 2016 and 2017, respectively)	703	703
Additional paid-in capital	121,381	138,750
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2016 and 2017)	(35,323)	(35,323)
Statutory reserves	7,061	14,277
Retained earnings	1,095,999	1,197,617
Accumulated other comprehensive loss	(72,426)	(4,398)

Total shareholders’ equity	1,117,767	1,312,005

Total liabilities and shareholders’ equity	1,118,267	1,312,573

Financial information of Changyou.com Limited

Condensed Statements of Comprehensive Income

(In thousands)

	For the year ended December 31,
	2015	2016	2017
	US$	US$	US$
Operating expenses:
General and administrative	21,784	11,937	18,900

Total operating expenses	21,784	11,937	18,900

Operating loss	(21,784)	(11,937)	(18,900)
Share of profit of subsidiaries and variable interest entities	241,741	149,183	127,712
Interest income /(expense), net	(7,173)	(2,299)	22
Other non-operating income	—	10,000	—

Income/(Loss) before income tax expense	212,784	144,947	108,834

Net income	212,784	144,947	108,834
Other comprehensive income/(loss)	(74,903)	(66,325)	68,028

Comprehensive income	137,881	78,622	176,862

Condensed Statements of Cash Flows

(In thousands)

	For the year ended December 31,
	2015	2016	2017
	US$	US$	US$
Net cash (used in)/ provided by operating activities	(14,238)	4,001	(1,422)
Cash flows from investing activities:
Proceeds from/(Purchase of) time deposits	(478)	478	—
Proceeds relating to loans to subsidiaries	35,411	343,674	—

Net cash provided by investing activities	34,933	344,152	—
Cash flows from financing activities:
Repayment of loans from offshore banks	(25,500)	(344,500)	—
Payment for repurchase of shares	(14,506)	—	—

Net cash used in financing activities	(40,006)	(344,500)	—

Net increase/(decrease) in cash and cash equivalents	(19,311)	3,653	(1,422)

Cash and cash equivalents at beginning of year	24,429	5,118	8,771

Cash and cash equivalents at end of year	5,118	8,771	7,349